Investment Objectives and Goals	Oct. 18, 2024
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “Fund”) seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets.
GraniteShares HIPS US High Income ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GraniteShares HIPS US High Income ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (the “Index”).
GraniteShares Nasdaq Select Disruptors ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The GraniteShares Nasdaq Select Disruptors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq US Large Cap Select Disruptors Index (the “Index”).